Related parties - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Assets	R$ 213	R$ 191
Liability	(11,290)	(7,641)
Expense	R$ (44)	R$ (19)	R$ (62)